As filed with the Securities and Exchange Commission on December 10, 2025

File No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Melanie Ringold, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th Fl. New York, NY 10281-1087	Matthew R. DiClemente, Esquire Mena Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Series I and Series II shares of beneficial interest, without par value, of the Invesco V.I. Global Fund, a series of the Registrant.

It is proposed that this filing will become effective on January 9, 2026 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

[January 29], 2026

Dear Contract Owner,

Invesco regularly conducts a review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of the Invesco Funds’ shareholders.

In connection with this process, the Invesco Funds’ Board of Trustees (the “Board”) has approved a reorganization that will combine two Invesco Funds, subject to shareholder approval. Specifically, as described in the attached Proxy Statement/Prospectus, Invesco V.I. Global Core Equity Fund (the “Target Fund”) is proposed to reorganize with and into Invesco V.I. Global Fund (the “Acquiring Fund”). The Target Fund and the Acquiring Fund are referred to herein individually as a “Fund”, or collectively as the “Funds”. The proposed reorganization intends to:

•	Provide improved growth opportunity as a singular offering in Invesco’s variable insurance product line;

•	Reduce overlap in the product lineup;

•	Reduce current effective advisory fees upon the closing of the reorganization, if approved, and reduce expenses for both the Target Fund and Acquiring Fund; and

•	Create greater scale in the resulting fund.

Each Fund is a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). If the proposed reorganization of the Target Fund is approved by shareholders, the combining of Fund assets would result in a larger asset base against which fixed dollar costs may be spread. It is anticipated that the reorganization will result in a decrease in the Target Fund’s total expense ratio, thereby decreasing costs for Fund shareholders. The Board of the Target Fund and the Acquiring Fund, including its independent trustees, believes that the reorganization proposed in this Proxy Statement/Prospectus is in the best interests of each Fund. The attached voting instruction card seeks your vote in favor of the proposed reorganization. You are eligible to provide voting instructions on how to vote on this proposal because shares of the Invesco V.I. Global Core Equity Fund are held through your variable annuity contract or variable life insurance policy.

Your voting instructions are important no matter how many shares are held through your contract. Please take a moment after reviewing the enclosed materials to sign and return your voting instruction card in the enclosed postage paid return envelope. If you expect to attend the meeting in person, or have questions, please notify us by calling 1-800-952-3502. You may also provide your voting instructions by telephone or through a website established for that purpose by following the instructions that appear on the enclosed voting instruction card.

Sincerely,

Melanie Ringold
Senior Vice President, Chief Legal Officer and Secretary

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

1-800-959-4246

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on [April 13], 2026

A special meeting (together with any postponements or adjournments thereof, the “Meeting”) of the shareholders of Invesco V.I. Global Core Equity Fund (the “Target Fund”), will be held at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173 on [April 13], 2026 at 1:00 p.m., Central time, to vote on the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of the Target Fund into Invesco V.I. Global Fund (the “Acquiring Fund”), each a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”).

The Agreement provides for: (a) the transfer of the assets and assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund (the “Reorganization”). The Target Fund and the Acquiring Fund are referred to collectively herein as the “Funds”.

Shareholders of record as of the close of business on [January 14], 2026 are entitled to notice of, and to vote at, the Meeting, or any adjournments thereof. If the shareholders of the Target Fund vote to approve the Agreement, then shareholders of the Target Fund will become shareholders of the Acquiring Fund on or about [April 24], 2026, and will no longer be shareholders of the Target Fund.

The Target Fund is generally sold only to separate accounts of various insurance companies (“Participating Insurance Companies”) to fund the benefits of variable annuity or variable life insurance policies. Individual variable annuity or life insurance policy owners (“Contract Owners”) are not the shareholders of record of the Target Fund. Rather, the insurance companies and their separate accounts are the shareholders. However, the Participating Insurance Companies are furnishing this Proxy Statement/Prospectus to Contract Owners and, except as otherwise might be required by applicable law, each Participating Insurance Company will offer Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the proposal to be considered at the Meeting. Contract Owners may provide voting instructions on how to vote shares held through their variable annuity contract or variable life insurance policy at the Meeting or any adjournments of the Meeting.

The Board of Trustees that oversees the Target Fund (the “Board”) requests that the Participating Insurance Companies and any other direct shareholders of the Target Fund vote their shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope. If you are a Contract Owner, the Participating Insurance Companies request that you provide voting instructions by completing the enclosed voting instruction card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet, if available, using the instructions on the voting instruction card.

The Board recommends that you cast your vote or provide voting instructions FOR the above proposal as described in the Proxy Statement/Prospectus.

Please sign and promptly return the proxy card/voting instruction card in the postage paid return envelope regardless of the number of shares owned.

Melanie Ringold
Senior Vice President, Chief Legal Officer and Secretary

[January 29], 2026

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

1-800-959-4246

PROXY STATEMENT/PROSPECTUS

[January 29], 2026

Introduction

This Proxy Statement/Prospectus contains information that shareholders of the Invesco V.I. Global Core Equity Fund (the “Target Fund”), a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”), should know before voting on the proposed reorganization that is described herein and should be retained for future reference. This document is both the proxy statement of the Target Fund and also a prospectus for the Invesco V.I. Global Fund (“Acquiring Fund”), which is also a series of the Trust. The Trust is a registered open-end management investment company. The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.”

A special meeting of the shareholders of the Target Fund will be held at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173 on [April 13], 2026 at 1:00 p.m., Central time (together with any adjournments or postponements thereof, the “Meeting”). At the Meeting, shareholders of the Target Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of the Target Fund into the Acquiring Fund, each a series of the Trust.

The Agreement provides for: (a) the transfer of the assets and assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund (the “Reorganization”).

The Target Fund generally is sold only to separate accounts (the “Accounts”) of various insurance companies (the “Participating Insurance Companies”) to fund the benefits of variable annuity and/or variable life insurance policies (the “Contracts”). The Accounts may invest in shares of the Target Fund in accordance with allocation instructions received from owners of the Contracts (“Contract Owners”). Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the Contract prospectus. Individual Contract Owners are not the shareholders of the Target Fund. Rather, the insurance companies and their Accounts are the shareholders. However, the Participating Insurance Companies are furnishing this Proxy Statement/Prospectus to Contract Owners and each Participating Insurance Company will offer Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the Accounts on the proposal to be considered at the Meeting. This Proxy Statement/Prospectus is provided to Contract Owners entitled to give voting instructions regarding the Target Fund. Each Participating Insurance Company hereby solicits voting instructions from its Contract Owners with respect to the shares of the Target Fund attributable to such Contracts. The Board of Trustees of the Target Fund (the “Board”) hereby solicits proxies from shareholders of the Target Fund, including each Participating Insurance Company and its Accounts. This Proxy Statement/Prospectus contains information that a Contract Owner should know before providing voting instructions on the proposed reorganization that is described herein and which, if the proposed reorganization is approved, will result in your investment in the Acquiring Fund.

For purposes of this Proxy Statement/Prospectus, the terms “shareholder,” “you,” and “your” may refer to: (i) Contract Owners; (ii) Accounts and Participating Insurance Companies, as direct owners of Target Fund shares; and (iii) any other direct shareholders of the Target Fund, unless the context otherwise requires.

If the shareholders of the Target Fund vote to approve the Agreement and Plan of Reorganization (the “Agreement”), then shareholders of the Target Fund will become shareholders of the Acquiring Fund on or about [April 24], 2026, and will no longer be shareholders of the Target Fund. The total value of the shares of each class of the Acquiring Fund that shareholders will receive in the Reorganization will be the same as the total value of the shares of each class of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. However, the Reorganization will not be taxable to Contract Owners, regardless of the tax status of the Reorganization, provided that the Contracts qualify to be treated as life insurance contracts or as annuity contracts under the applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”). No sales charges or redemption fees will be imposed in connection with the Reorganization.

The Board has fixed the close of business on [January 14], 2026 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournments thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card/voting instruction card will be mailed on or about [February 6], 2026 to all Contract Owners eligible to provide voting instructions on the Reorganization.

The Board has approved the Agreement and has determined that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. If shareholders of the Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate including possible liquidation of the Target Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders and annual and semi-annual financial statements and other information of the Target Fund and the Acquiring Fund; and

•	Statement of Additional Information (“SAI”) for the Target Fund and the Acquiring Fund.

The above-mentioned documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectus dated April 30, 2025, as supplemented December 10, 2025, of the Target Fund (SEC File No. 033-57340) is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the current prospectus dated April 30, 2025, as supplemented December 10, 2025, of the Acquiring Fund (SEC File No. 033-57340) accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Proxy Statement/Prospectus. The Target Fund prospectus, as supplemented December  10, 2025, the most recent annual report to shareholders and the most recent semi-annual report to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com/us. The Target Fund’s audited financial statements for the most recent fiscal year are on file with the SEC and are available on the Target Fund’s website at www.invesco.com/us,

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or calling 1-800-959-4246.

You also may view or obtain these documents on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Funds.

i

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of the Target Fund are being asked to consider and approve an Agreement that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the transfer of the assets (as defined in the Agreement) and assumption of the liabilities (as defined in the Agreement) of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund ( “Reorganization”).

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAI of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.

On what am I being asked to provide voting instructions?

If you are a shareholder of the Target Fund, you are being asked to consider and approve, and if you are a Contract Owner with shares of the Target Fund attributable to your Contract, you are being asked to consider and provide voting instructions to approve, the Agreement under which the Target Fund’s assets will be acquired and its liabilities assumed by the Acquiring Fund. The Target Fund is sold only to Accounts of various Participating Insurance Companies to fund the benefits of Contracts. Contract Owners are not the shareholders of the Target Fund. Rather, the Participating Insurance Companies and their Accounts are the shareholders. However, the Participating Insurance Companies are furnishing this Proxy Statement/Prospectus to Contract Owners and each Participating Insurance Company will offer Contract Owners the opportunity to instruct it as to how it should vote shares of the Target Fund attributable to such Contract Owner’s Contract on the proposal to be considered at the Meeting. If you simply sign the voting instruction card without otherwise completing it, the shares will be voted “FOR” the Reorganization. If you do not return a voting instruction card at all, your shares will be voted in the same proportion as shares for which instructions have been received from other owners of registered variable annuity and variable life insurance contracts of your insurance company.

If the shareholders of the Target Fund vote to approve the Agreement, then shareholders of the Target Fund will become shareholders of the Acquiring Fund on or about [April 24], 2026, and will no longer be shareholders of the Target Fund. Shareholders of the Target Fund will receive shares of the Acquiring Fund (“Acquiring Fund Shares”) with an aggregate net asset value (“NAV”) equivalent to their investment in the corresponding class of shares of the Target Fund as noted in the chart below. The Reorganization will result in your holding indirectly through your variable annuity contract or variable life insurance policy the Acquiring Fund Shares.

Invesco V.I. Global Core Equity Fund (Target Fund) Share Classes	Invesco V.I. Global Fund (Acquiring Fund) Share Classes
Series I	Series I
Series II	Series II

Because the Funds have different NAVs per share, the number of Acquiring Fund Shares that you receive will likely be different than the number of shares of the Target Fund that you own, but the total value of your investment will be the same immediately before and after the exchange. After the Acquiring Fund Shares are distributed to the Target Fund’s shareholders, the Target Fund will be completely liquidated and dissolved.

Has my Fund’s Board of Trustees approved the Reorganization?

Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of the Target Fund vote and Contract Owners provide voting instructions in favor of the Agreement.

What are the reasons for the proposed Reorganization?

The Reorganization is designed to allow Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc. the Funds’ investment adviser (“Invesco Advisers”), to put forth its most compelling investment processes and strategies. Invesco continually conducts a comprehensive review of its product line to sharpen its offerings to investors, with key goals of reducing product overlap, reducing advisory fees and/or expenses and enhancing efficiency across the product line. The Reorganization is also intended to create a larger combined Fund with a broader shareholder base and a larger asset base against which fixed dollar costs may be allocated and potentially create economies of scale to benefit shareholders.

In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interests of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” section below.

What effect will the Reorganization have on me as a Contract Owner?

Immediately after the Reorganization, you will hold through your variable annuity contract or variable life insurance policy shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved by shareholders.

Combining the assets of the Invesco V.I. Global Core Equity Fund $77,994,319 as of September 30, 2025 and the Invesco V.I. Global Fund $1,815,376,666 as of September 30, 2025 will allow the fixed costs of the Funds to be spread over a larger asset base.

What are the costs of the Reorganization and who is responsible for paying the costs?

The total cost of the Reorganization is estimated to be approximately $155,000, which will be split between Invesco Advisers and the Target Fund, each bearing 50%. The estimated cost of the Reorganization includes legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from the Reorganization. These costs are estimates based on currently available information and are subject to change.

The Reorganization will result in the sale of portfolio securities of the Target Fund following the Reorganization. The transaction costs anticipated in connection with the sale of such portfolio securities will be borne by the shareholders of the combined Acquiring Fund (including former Target Fund shareholders who are reorganized into the Acquiring Fund) and are estimated to be approximately $397,000, which is equal to 0.02% of the combined Acquiring Fund’s net assets as of September 30, 2025 on a pro forma basis. Additionally, certain portfolio securities of the Target Fund that are non-transferable due to local market restrictions on the transfer of such securities will be sold prior to the Reorganization. The transaction costs anticipated in connection with the sale of such portfolio securities will be borne by the shareholders of the Target Fund and are estimated to be approximately $1,600, which is equal to 0.0021% of the Target Fund’s net assets as of September 30, 2025. For additional information on portfolio transaction costs arising from the Reorganization, please see “ADDITIONAL INFORMATION ABOUT THE FUNDS — Repositioning Costs” below.

What will happen to the account balance held under my Contract in the Target Fund?

There will be no change in value. Upon approval and completion of the Reorganization, shares of the Target Fund will be exchanged for shares of the Acquiring Fund based upon a specified exchange ratio determined by the respective net asset values of the Funds’ shares. Your Contract will be credited with the Acquiring Fund shares whose aggregate value at the time of issuance will equal the aggregate value of Target Fund shares held under your Contract on that date.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

Investment Objectives. The Acquiring Fund and the Target Fund have similar investment objectives. The Target Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers, while the Acquiring Fund’s investment objective is to seek capital appreciation. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

Investment Strategies and Risks. The Acquiring Fund and the Target Fund have similar principal investment strategies. The principal types of equity securities in which both the Target Fund and the Acquiring Fund invest are common and preferred stock. The Target Fund has an 80% policy to invest in equity securities and in derivatives and other instruments, including depositary receipts, that have economic characteristics similar to such securities. The Acquiring Fund invests mainly in common stock of U.S. and foreign companies. Both Funds have a global mandate, investing in at least three countries including the U.S.; however, the Acquiring Fund currently discloses as a principal investment strategy that it emphasizes its investments in the U.S. and other developed markets in Europe, where the Target Fund does not disclose such an emphasis as a principal investment strategy.

Both Funds primarily invest in large-cap companies, although the Acquiring Fund also primarily invests in mid-cap companies. Both the Target Fund and Acquiring Fund may invest in derivative instruments.

As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Fund, with certain differences described herein. The Acquiring Fund discloses the following principal risks that are not disclosed as principal risks of the Target Fund: European Investment Risk, Issuer Focus Risk and Growth Investing Risk . Further, the Target Fund is subject to the following risks that are not disclosed by the Acquiring Fund: Value Investing Risk and Environmental, Social and Governance (ESG) Considerations Risk. The section below titled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Investment Objectives, Principal Investment Strategies, Principal Investments and Principal Risks” compares the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlights certain key differences.

How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. Pro forma management fees for the Acquiring Fund have been adjusted to reflect the new advisory fee rates scheduled to be effective upon the closing of the Reorganization based on pro forma combined net assets, as further discussed in the “SUMMARY OF KEY INFORMATION — How do the management, investment adviser and other service providers of the Funds compare?” section below. The tables below do not represent the effect of any fees or other expenses assessed in connection with your variable product, and if they did, expenses would be higher. The pro forma expense ratios show projected estimated expenses, assuming the Reorganization is approved by shareholders, but actual expenses may be greater or less than those shown. For accounting and financial information purposes, the Acquiring Fund will be the accounting survivor of the Reorganization.

Expense Tables and Expense Examples1

	Current		Pro Forma
	Invesco V.I. Global Core Equity Fund (Target Fund) as of 6/30/25	Invesco V.I. Global Fund (Acquiring Fund) as of 6/30/25	Invesco V.I. Global Fund (assumes Reorganization is completed) as of 6/30/25
	Series I	Series I	Series I
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67	0.63	0.63
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.29	0.18	0.18
Total Annual Fund Operating Expenses	0.96	0.81	0.81

	Current		Pro Forma
	Invesco V.I. Global Core Equity Fund (Target Fund) as of 6/30/25	Invesco V.I. Global Fund (Acquiring Fund) as of 6/30/25	Invesco V.I. Global Fund (assumes Reorganization is completed) as of 6/30/25
	Series II	Series II	Series II
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67	0.63	0.63
Distribution and Service (12b-1) Fees	0.25	0.25	0.25
Other Expenses	0.29	0.18	0.18
Total Annual Fund Operating Expenses	1.21	1.06	1.06

[1]

Expense ratios reflect annual fund operating expenses as of June 30, 2025. Pro forma numbers are estimated as if the Reorganization had been completed as of July 1, 2024 and the Acquiring Fund experienced a year of combined operations as of June 30, 2025 and do not include the estimated costs of the Reorganization. The Reorganization costs will be split 50/50 by the Target Fund and Invesco Advisers. For more information on the costs of the Reorganization, see “THE PROPOSED REORGANIZATION — Costs of the Reorganization” below.

Expense Examples

These Examples are intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of the Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.

These Examples assume that you invest $10,000 for the time periods indicated and show the expenses that you would pay if you redeem all of your shares at the end of those time periods. These Examples do not represent the effect of any fees or expenses assessed in connection with your variable product, and if they did, expenses would be higher. These Examples also assume that your investment has a 5% return each year, and the

Funds’ operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

Fund/Class	1 Year	3 Years	5 Years	10 Years
(Target Fund) Invesco V.I. Global Core Equity Fund – Series I	$98	$305	$530	$1,176
(Acquiring Fund) Invesco V.I. Global Fund – Series I	$83	$259	$450	$1,002
Combined Pro Forma Invesco V.I. Global Fund – Series I	$83	$259	$450	$1,002
(Target Fund) Invesco V.I. Global Core Equity Fund – Series II	$123	$384	$664	$1,464
(Acquiring Fund) Invesco V.I. Global Fund – Series II	$108	$337	$585	$1,294
Combined Pro Forma Invesco V.I. Global Fund – Series II	$108	$337	$585	$1,294

These Examples are not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Examples of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section titled “THE PROPOSED REORGANIZATION—Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.

How do the Funds’ portfolio turnover rates compare?

The Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Expense Examples, affect each Fund’s performance. The portfolio turnover rates for the Target Fund and Acquiring Fund, as a percentage of the average value of their respective portfolio assets, were 56% and 10%, respectively, for the fiscal year ended December 31, 2024.

How do the performance records of the Funds compare?

The performance history of each Fund for certain periods as of June 30, 2025 is shown below. The returns below may not be indicative of a Fund’s future performance.

The table below compares the performance history of the Acquiring Fund’s share classes to the performance history of the comparable classes of the Target Fund as of June 30, 2025. The Series I shares and Series II shares of each Fund invest in the same portfolio of securities of their respective Fund and have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from their Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of a Fund). The table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Invesco V.I. Global Fund — Series I (inception date: 11/12/1990)	9.88%	11.57%	9.61%
Invesco V.I. Global Fund — Series II (inception date:07/13/2000)	9.60	11.30	9.34
Invesco V.I. Global Core Equity Fund — Series I (inception date: 01/02/1997)	13.69	11.78	7.63
Invesco V.I. Global Core Equity Fund — Series II (inception date: 06/01/2010)	13.47	11.54	7.38

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund.

The contractual advisory fee for the Acquiring Fund is higher than the contractual advisory fee of the Target Fund at certain breakpoint levels. However, the Acquiring Fund’s investment advisory agreement provides that the advisory fee payable by the Acquiring Fund shall be reduced by any amounts paid by the Acquiring Fund under the Administrative Services Agreement between the Trust, on behalf of the Acquiring Fund, and Invesco Advisers, as the Trust’s administrator (the “Admin-Linked Advisory Arrangement”). The effect of the Admin-Linked Advisory Arrangement is such that the net effective advisory fee paid by the Acquiring Fund will be the same as or lower than that of the Target Fund at all breakpoint levels. However, if the Admin-Linked Advisory Arrangement were terminated or if the administrative service fee were reduced in the future, the advisory fees for the Acquiring Fund could be higher than those of the Target Fund.

Invesco V.I. Global Core Equity Fund Advisory Fee Schedule	Invesco V.I. Global Fund Advisory Fee Schedule*
0.670% of the first $1 billion	0.680% of the first $1 billion
0.645% of the next $500 million	0.650% of the next $250 million
0.620% of the next $1 billion	0.600% of the next $500 million
0.595% of the next $1 billion	0.585% of the next $4 billion
0.570% of the next $1 billion	0.575% of the next $3 billion
0.545% over $4.5 billion	0.545% over $8.75 billion

*

The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under a separate Administrative Services Agreement with Invesco Advisers. The administrative service fee currently paid by the Fund under such Administrative Services Agreement is 0.014%.

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The Board approved lowering the contractual advisory fee schedule of Invesco V.I. Global Fund so that its advisory fee structure, including the effect of the Admin-Linked Advisory Arrangement, will result in a net effective fee rate that is lower than that of Invesco V.I. Global Core Equity Fund at all breakpoint levels effective immediately prior to, and contingent upon, the closing of the Reorganization. These fees are reflected in the chart above. Prior to the effectiveness of the reduction of such fees, the contractual advisory fees of Invesco V.I. Global Fund are: 0.750% of the first $200 million, 0.720% of the next $200 million, 0.690% of the next $200 million, 0.660% of the next $200 million, 0.600% of the next $4.2 billion, and 0.580% of the excess over $5 billion.

During the fiscal year ended December 31, 2024, Invesco Advisers received compensation of 0.67% of Invesco V.I. Global Core Equity Fund’s average daily net assets, after fee waivers and/or expense reimbursements, if any. During the fiscal year ended December 31, 2024, Invesco Advisers received compensation of 0.62% of Invesco V.I. Global Fund’s average daily net assets, after fee waivers and/or expense reimbursements, if any.

Invesco Advisers has contractually agreed through at least August 31, 2027, to waive advisory fees payable by each Fund in an amount equal to 100% of the net advisory fee Invesco receives from the affiliated money market funds as a result of each Fund’s investment of uninvested cash in the affiliated money market funds.

Invesco Advisers is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2025, Invesco Advisers had $771.7 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more sub-advisers, some of whom may be wholly owned affiliates of Invesco (the “Invesco Sub-Advisers”). Pursuant to a sub-advisory agreement, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. These sub-advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Advisers Act, are:

• Invesco Asset Management (Japan) Limited;	• Invesco Canada Ltd.;

• Invesco Management S.A.;	• Invesco Hong Kong Limited; and

• Invesco Asset Management Limited;	• Invesco Senior Secured Management, Inc.

Invesco Advisers has also entered into a sub-advisory agreement with Invesco Capital Management LLC, a registered investment adviser under the Advisers Act, pursuant to which Invesco Capital Management LLC may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. Invesco Advisers has also entered into a sub-advisory agreement with another affiliate, OppenheimerFunds, Inc., also a registered investment adviser under the Advisers Act, pursuant to which OppenheimerFunds, Inc. may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to Invesco V.I. Global Fund.

Under each sub-advisory agreement, Invesco Advisers pays the Invesco Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Funds as compensation for the provision of investment advisory services. The fee paid to the Invesco Sub-Adviser under the sub-advisory agreement is paid by Invesco Advisers, not by the Funds.

Each Sub-Adviser is located at the address listed below.

Invesco Asset Management S.A.

37a Avenue John F. Kennedy

1855 Luxembourg

Invesco Asset Management (Japan) Limited

Roppongi Hills Mori Tower 14F

6-10-1 Roppongi

Minato-ku, Tokyo 106-6114

Invesco Asset Management Ltd.

Perpetual Park Drive

Henley-on-Thames

Oxfordshire RG9 1HH

United Kingdom

Invesco Canada Ltd.

120 Bloor Street East, Suite 700

Toronto, Ontario Canada M4W 1B7

Invesco Hong Kong Limited

45F Jardine House

1 Connaught Place

Central, Hong Kong P.R.C.

Invesco Senior Secured Management, Inc.

225 Liberty Street

New York, NY 10281

Invesco Capital Management, LLC

3500 Lacey Road Suite 700

Downers Grove, IL 60515

OppenheimerFunds, Inc.

225 Liberty Street

New York, New York 10281-1008

Other key service providers to the Target Fund and the Acquiring Fund, including the administrator, transfer agent, distributor, custodian, and auditor, are the same and provide the same or substantially the same services to the Funds. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

How do the Funds’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund. Both the Target Fund and the Acquiring Fund offer shares only through insurance companies and, as such, individual investors cannot purchase shares directly. Instead, Contract Owners may contact their respective insurance companies or consult their Contract prospectuses for specific information regarding purchases and redemptions.

How do the Funds’ sales charges and distribution arrangements compare?

There are no sales charges for the share classes of the Target Fund and the Acquiring Fund. Series II shares of the Target Fund and the Acquiring Fund have higher expenses (and therefore lower performance) resulting from their Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of a Fund). The distribution arrangements for the Target Fund and the Acquiring Fund are the same. For more information on the distribution and shareholder servicing arrangements of the Funds, see the section titled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Share Classes and Distribution Arrangements.”

Will the Acquiring Fund have different portfolio managers than the Target Fund?

Yes. The current portfolio management team for the Acquiring Fund is different from the portfolio management team for the Target Fund. It is expected that the current portfolio management team for the Acquiring Fund will continue to manage the Acquiring Fund following the Reorganization.

The Acquiring Fund prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.

Will there be any tax consequences resulting from the Reorganization?

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes, and the delivery of a legal opinion to that effect is a condition of closing of the Reorganization, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position. Being a tax-free reorganization means that, subject to the limited exceptions described below under the heading “FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION,” the shareholders of the Target Fund will not recognize income, gain or loss for federal income tax purposes upon the exchange of all of their shares in the Target Fund for shares in the Acquiring Fund. Shareholders should consult their tax advisors about the state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates only to the federal income tax consequences of the Reorganization. For federal income tax purposes, the Participating Insurance Companies and the Accounts are treated as shareholders of the Target Fund, rather than the Contract Owners. In any event, the Reorganization will not be taxable to Contract Owners regardless of the tax status of the Reorganization so long as the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or as annuity contracts under Section 72 of the Code. This is because the Contract Owners are not taxed currently on income or gains realized under such Contracts until such time that the Contract Owners draw on their Contracts. Contract Owners should ask their own tax advisors for more information on their own tax situation.

Repositioning of the Target Fund’s Portfolio Assets

As described in more detail in “FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION” below, a portion of the Target Fund’s portfolio assets will be sold before and after the closing of the Reorganization. To the extent the Target Fund assets are repositioned, the combined Acquiring Fund may recognize gain or loss for federal income tax purposes as well as applicable brokerage costs. It is not anticipated that transaction costs associated with the repositioning will be material.

Please see “Repositioning Costs” for information regarding the anticipated portfolio transaction costs.

When is the Reorganization expected to occur?

If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or about [April 24], 2026.

How do I provide voting instructions on the Reorganization?

You will be able to give your insurance company voting instructions for those shares attributable to your Contract as of [January 14], 2026, the record date for the Meeting. A voting instruction card is, essentially, a ballot. While only insurance companies and their separate accounts are the shareholders of the Target Fund, your insurance company will vote in accordance with your instructions. When you complete your voting instruction card, it directs your insurance company how to vote its shares on the Reorganization which affects the portion of your Contract which is allocated to the Target Fund. If you complete and sign the voting instruction card, the shares will be voted as you instruct. If you simply sign the voting instruction card without otherwise completing it, the shares will be voted “FOR” the Reorganization. If you do not return a voting instruction card at all, your shares will be voted in the same proportion as shares for which instructions have been received from other owners of registered variable annuity and variable life insurance contracts of your insurance company. The effect of this proportional voting is that Contract Owners representing a small number of Target Fund shares may determine the outcome of the vote on the Reorganization. Contract Owners should contact their insurance company for information about any applicable deadline for providing voting instructions to such insurance company.

What will happen if shareholders do not approve the Reorganization?

If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund will not reorganize into the Acquiring Fund and the Board will consider other possible courses of action for the Target Fund.

Can I transfer my account balance before the Reorganization take place?

Yes, if permitted by and in accordance with applicable rules under your Contract, you may transfer your account balance out of the Target Fund and into any other investment option made available by your variable annuity contract or variable insurance policy. Please refer to your Contract for any fees associated with the transfer of account balances.

Why are you sending me the Proxy Statement/Prospectus?

You are receiving the Proxy Statement/Prospectus because the Target Fund is utilized by your variable annuity contract or variable life insurance policy and you have the right to provide voting instructions on the very important proposal described herein concerning the Target Fund. The Proxy Statement/Prospectus contains information that you should know before providing voting instructions on the proposed Reorganization and which, if such proposed Reorganization is approved, will result in your investment in the Acquiring Fund. The document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.

Where can I find more information about the Funds and the Reorganization?

Additional information about the Funds can be found in their respective prospectuses and SAI. The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization. You are encouraged to read the entire document. If you need any assistance or have any questions regarding the Reorganization or how to provide voting instructions, please call 1-866-492-5763.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Investment Objectives, Principal Investment Strategies, Principal Investments and Principal Risks

The following section compares the investment objectives, principal investment strategies, principal investments, and principal risks of the Target Fund with the investment objectives, principal investment strategies, principal investments and principal risks of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents.

Investment Objectives

The Funds’ investment objectives are similar. The Target Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. The Acquiring Fund’s investment objective is to seek capital appreciation.

Principal Strategies and Principal Investments

The Acquiring Fund and the Target Fund have similar principal investment strategies. The Target Fund has an 80% policy to invest in equity securities and in derivatives and other instruments, including depositary receipts, that have economic characteristics similar to such securities. The principal types of equity securities in which both Funds invest are common and preferred stock, and the Target Fund’s common stock investments may also include China A-shares. The Acquiring Fund can invest without limit in foreign securities and can invest in any country, including countries with emerging markets, while the Target Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets.

Both the Target Fund and Acquiring Fund have a global mandate, investing in at least three countries including the U.S.; however, the Acquiring Fund currently discloses as a principal investment strategy that it emphasizes its investments in the U.S. and other developed markets in Europe where the Target Fund does not disclose such an emphasis as a principal investment strategy. The Target Fund, under normal circumstances, will invest a percentage of its net assets in investments that are economically tied to countries other than the U.S. in an amount equal to at least the lesser of (a) 40%, unless market conditions are not deemed favorable, in which case, at least 30%, or (b) the percentage of foreign issuers represented in the MSCI World Index minus 10%. The Acquiring Fund is not required to allocate its investments in any set percentages in any particular countries.

Both Funds may invest in the securities of issuers of all capitalization sizes. Both Funds primarily invest in large-cap companies, while the Acquiring Fund also primarily invests in mid-cap companies.

Both the Target Fund and Acquiring Fund may invest in derivative instruments. The Target Fund discloses that it can use forward foreign currency contracts and options to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Acquiring Fund may also use derivatives for hedging purposes or to seek to increase its investment return.

In selecting investments to construct the portfolio, both the Target Fund and the Acquiring Fund apply a bottom-up fundamental investment approach to seek quality companies with a long-term investment horizon of 3-5 years. The Target Fund’s portfolio management team will typically review a company’s financial information, competitive position and its future prospects to assess a company’s valuation, while the Acquiring Fund’s portfolio management team primarily looks for quality companies that have sustainable growth. As part of the Target Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Target Fund’s portfolio manager may also consider both qualitative and quantitative environmental, social and governance factors. The Acquiring Fund’s portfolio manager seeks to identify structural themes driving global growth, referred to collectively as collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging.

Principal Risks

The table below describes the principal risks that may affect each Fund’s investment portfolio. The risks associated with an investment in a Fund cannot be determined from the table alone; for more information, please see each Fund’s prospectus.

Principal Risks Common to Both the Target and Acquiring Funds	Principal Risks Disclosed by Target Fund but not Acquiring Fund	Principal Risks Disclosed by Acquiring Fund but not Target Fund

Market Risk

Investing in Stocks Risk

Foreign Securities Risk

Emerging Market Securities Risk

Geographic Focus Risk

Small- and Mid-Capitalization Companies Risk Sector Focus Risk

Depositary Receipts Risk

Preferred Securities Risk

Derivatives Risk

Management Risk

	Value Investing Risk Environmental, Social and Governance (ESG) Considerations Risk	European Investment Risk Issuer Focus Risk Growth Investing Risk

The following sets forth a description of the principal risks of the Acquiring Fund that are not disclosed by the Target Fund:

European Investment Risk. The Economic and Monetary Union (the EMU) of the European Union (the EU) requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest, or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the EU, such as the departure of the United Kingdom (the UK), referred to as Brexit, could place the departing member’s currency and banking system under severe stress or even in jeopardy. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.

Issuer Focus Risk. Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund’s exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund’s shares.

Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.

For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Repositioning Costs

Certain portfolio securities of the Target Fund that are non-transferable due to local market restrictions on the transfer of such securities will be sold prior to the Reorganization. These non-transferable portfolio securities comprise approximately 4% of the Target Fund’s portfolio. The transaction costs anticipated in connection with the sale of these non-transferable securities will be borne by Target Fund shareholders and are estimated to be approximately $1,600, which is equal to 0.0021% of the Target Fund’s net asset value as of September 30, 2025. The sale of these securities is likely to result in the realization of capital gains to the Target Fund, estimated to be approximately $1,300,000 ($0.22 per share or 1.7% of the net asset value of the Target Fund).

The Reorganization will also result in the sale of portfolio securities of the Target Fund following the Reorganization. The repositioning of the Target Fund’s assets is expected to be approximately 51% of the value of its assets as of September 30, 2025. The transaction costs anticipated in connection with the sale of such portfolio securities will be borne by the shareholders of the combined Acquiring Fund (including former Target Fund shareholders who are reorganized into the Acquiring Fund) and are estimated to be approximately $397,000, which is equal to 0.02% of the combined Acquiring Fund’s net asset value as of September 30, 2025 on a pro forma basis.

The sale of such securities is likely to result in the realization of capital gains to the Acquiring Fund, estimated to be approximately $6,200,000 ($0.13 per share or 0.3% of the net asset value of the pro forma combined Acquiring Fund), which would be distributed to shareholders. Since shares of the Acquiring Fund must be purchased through separate accounts used to fund variable contracts, it is anticipated that any income dividends or capital gains distributed by the Acquiring Fund will be exempt from current taxation by shareholders if left to accumulate within such separate account.

For more information, see the section titled “FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION — Repositioning of Portfolio Assets” below.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification, concentration in particular industries, borrowing and loaning money, underwriting securities of other issuers and investing in real estate and commodities.

The Funds’ fundamental investment policies with respect to diversification, borrowing money, industry concentration, acting as underwriter, making loans, purchasing or selling real estate or physical commodities, issuing senior securities, and investing all of its assets in the securities of a single open end management investment company are identical. In addition, the Funds’ non-fundamental investment restrictions regarding diversification, borrowing, issuing senior securities, making loans, industry concentration, and investing in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the Funds are also identical.

The Target Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its assets in equity securities and depositary receipts. For purposes of the Target Fund’s 80% policy, “assets” means net assets, plus the amount of any borrowings for investment purposes. Derivatives and other instruments that have economic characteristics similar to the securities in the Target Fund’s 80% policy may also be counted towards the Target Fund’s 80% policy.

Fundamental investment restrictions of the Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of the Fund can be changed by the Fund’s Board.

The Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.

Comparison of Share Classes and Distribution Arrangements

Shares of each class of the Target Fund will be exchanged for shares of a specific class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with each Target Fund share class as well as the different distribution arrangements and eligibility requirements among the share classes.

Distribution Arrangements. Invesco Distributors, Inc. (“IDI”), a wholly owned subsidiary of Invesco, is the principal underwriter for the Target Fund and the Acquiring Fund pursuant to a written agreement (“Distribution Agreement”). The Distribution Agreement provides that IDI has the exclusive right to distribute shares of the Funds on a continuous basis directly and through authorized financial intermediaries.

Class Structure. Each Fund offers two share classes, Series I and Series II. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below and in the Funds’ prospectuses.

The share classes offered by the Target Fund and the share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as set forth in the chart below.

Target Fund Share Classes	Acquiring Fund Share Classes
Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund
Series I	Series I
Series II	Series II

Eligibility Requirements. Shares of the Funds are sold only to Accounts of Participating Insurance Companies as an underlying investment for variable annuity contracts or variable life insurance policies. The Accounts may invest in shares of the Funds in accordance with allocation instructions received from Contract Owners. Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the Contract prospectus, which can be obtained by contacting the insurance company through which you purchased your variable annuity contract or variable life insurance policy.

Additional information about the eligibility requirements to purchase the Target Fund’s share classes and the Acquiring Fund’s share classes is available in their respective prospectuses and SAI.

Distribution Fees. The Funds have adopted a distribution plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to the Funds’ Series II shares. Series I shares of the Funds are not subject to the Distribution Plan.

The Distribution Plan obligates the Funds to pay IDI the full amount of the distribution and service fees reflected on the schedules to the Distribution Plan. Thus, even if IDI’s actual expenses exceed the fee payable to IDI at any given time, the Funds will not be obligated to pay more than that fee. If IDI’s expenses are less than the fee it receives, IDI will retain the full amount of the fee. No provision of this Distribution Plan shall be interpreted to prohibit any payments by the Trust during periods when the Trust has suspended or otherwise limited sales. Payments pursuant to the Distribution Plan are subject to any applicable limitations imposed by rules of the Financial Industry Regulatory Authority (FINRA).

Pursuant to the Distribution Plan, each Fund compensates IDI for expenses incurred for the purpose of financing any activity that is primarily intended to result in the sale of Series II shares of the Funds, for a fee equal to the annual rate of 0.25% of each Fund’s average daily net assets attributable to Series II shares. Regardless of the amount IDI has spent on activities or expenses intended to result in the sale of Series II shares of the Funds, IDI is compensated at a fixed rate. Such activities include, but are not limited to, the following: printing and distributing prospectuses and reports used for sales purposes, preparing and distributing sales literature (and any related services), advertisements, and other distribution related services permitted by Rule 12b-1.

IDI may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, IDI will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.

IDI has entered into agreements with Participating Insurance Companies and other financial intermediaries to provide the distribution services in furtherance of the Distribution Plan. Currently, IDI pays Participating Insurance Companies and others at the annual rate of 0.25% of average daily net assets of Series II shares attributable to the Contracts issued by the Participating Insurance Company as compensation for providing such distribution services. IDI does not act as principal, but rather as agent for the Funds, in making distribution service payments. These payments are an obligation of the Funds and not of IDI.

The fee table under the “SUMMARY OF KEY INFORMATION—How do the Funds’ expenses compare?” section of this Proxy Statement/Prospectus describes the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Distribution Plan following the Reorganization.

Comparison of Purchase and Redemption Procedures

The purchase procedures employed by the Target Fund and the Acquiring Fund are substantially the same. Shares of the Funds are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The

Funds currently offer shares only to insurance company separate accounts. The Acquiring Fund prospectus enclosed with this Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares.

The redemption procedures employed by the Target Fund and the Acquiring Fund are substantially the same. The Funds ordinarily effect orders to purchase and redeem shares at their next computed net asset value (NAV) after it receives an order. Insurance companies participating in a Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading. Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.

Neither the Acquiring Fund nor the Target Fund maintain investment minimums with respect to their variable insurance investment products. Investment minimums may, however, be imposed on Contract Owners by the Contract. Consult your Contract prospectuses for details.

Comparison of Distribution Policies

The Target Fund and the Acquiring Fund declare and pay dividends of net investment income, if any, annually, and capital gains distributions, if any, at least annually. The Fund may also declare and pay capital gains distributions more than once per year as permitted by law. The Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by the insurance company to pay dividends and distributions in cash.

Tax

The tax implications of an investment in the Funds are generally the same. For more information about the tax implications of investments in the Funds, see each Fund’s Prospectus under the heading “Taxes”.

Comparison of Forms of Organization and Securities to be Issued

The Target Fund and the Acquiring Fund are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Acquiring Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in the Fund’s SAI.

At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Fund shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of the Target Fund will be cancelled, if any.

Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Other Information” for more information about the pricing, purchase and redemption of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of Series II shares of a Fund.

THE PROPOSED REORGANIZATION

Summary of Agreement and Plan of Reorganization

The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below. A copy of the Agreement is attached as Exhibit D to this Proxy Statement/Prospectus.

With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and all closing conditions are satisfied or waived, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of the Acquiring Fund Shares attributable to your Contract immediately after the Reorganization will be the same as the value of your Target Fund’s shares attributable to your Contract immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that Target Fund shareholders will receive in connection with the Reorganization will depend on the class or classes of Target Fund shares that shareholders hold immediately prior to the Reorganization, as described above under “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Share Classes and Distribution Arrangements.”

The Target Fund and the Acquiring Fund will be required to make representations and warranties in the Agreement that are customary in matters such as the Reorganization.

If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or about [April 24], 2026 (the “Closing Date”), as of the later of 7:01 p.m., Eastern time or the finalization of the Target Fund’s NAV, unless otherwise agreed by the parties (the “Effective Time”). Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.

If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take, such as possible liquidation of the Target Fund. The Agreement may be terminated, and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganization

In considering the proposed Reorganization, the Board requested and received from Invesco Advisers written materials containing relevant information about the Funds and the proposed Reorganization, including, among other information, fee and expense information on an actual and pro forma estimated basis and comparative portfolio composition and performance data.

At a Board meeting held December 8-10, 2025, the Board considered the potential benefits and costs of the proposed Reorganization, if any, to the Target Fund, the Acquiring Fund and each of their respective shareholders, including estimated transaction costs associated with any repositioning of the Funds’ portfolios. The Board considered that the Target Fund would bear a portion of the Reorganization costs, and also incur estimated transaction costs associated with the sale of non-transferable securities prior to the Reorganization. The Board also considered that the Reorganization will result in the sale of some of the portfolio securities of the Target Fund following the Reorganization. The Board considered the tax consequences associated with such repositioning and that the Funds’ shares are held in tax-deferred accounts muting any tax consequences to shareholders, as well as the associated transaction costs. The Board reviewed detailed comparative information on the following topics with respect to the Target Fund and the Acquiring Fund: (1) investment objectives, strategies, policies, restrictions and principal risks; (2) portfolio management; (3) portfolio composition and estimated transaction costs; (4) absolute and relative investment performance; (5) current and expected expense ratios and expense structures, including contractual investment advisory fees and expense caps; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carryforwards; and (7) relative asset size and net purchase (redemption) trends. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

The Board also considered the benefits to the Target Fund shareholders of: (1) combining with a similar fund to create a larger fund with a broader shareholder base, as well as a larger asset base against which fixed dollar costs may be allocated, consistent with Invesco Advisers’ overall goals of the Reorganization; and (2) the expected tax-free nature of the proposed Reorganization for the Target Fund and its shareholders for federal income tax purposes. The Board also considered Invesco Advisers’ overall goals of the proposed Reorganization to reduce product overlap and to enable IDI to better focus on the combined Fund to promote additional asset growth.

With respect to the proposed Reorganization, the Board further considered that: (i) the investment objectives, principal investment strategies and related risks of the Target Fund and the Acquiring Fund are similar although there are certain differences. The Board considered the principal differences in the investment strategies. See “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Investment Objectives, Principal Investment Strategies, Principal Investments and Principal Risks” above; (ii) significant repositioning of the Target Fund’s portfolio assets would occur before and after the Reorganization, as described herein; (iii) Target Fund shareholders would remain invested in a Fund with the same diversification classification and other fundamental policies; (iv) Target Fund shareholders would become shareholders of a Fund with an estimated lower overall total expense ratio on a pro forma basis; (v) the Acquiring Fund outperformed the Target Fund for the three- and ten-year periods ended September 30, 2025 (although the Board acknowledged the Target Fund’s outperformance of the Acquiring Fund for the one- and five-year periods ended September 30, 2025) and (vi) Invesco Advisers’ belief that the Acquiring Fund has better growth prospects than the Target Fund, creating the potential for improved economies of scale going forward. The Board considered that Target Fund shareholders will experience a lower effective advisory fee rate upon closing of the Reorganization than the current effective advisory fee rate of the Target Fund, after giving effect to the Admin-Linked Advisory Arrangement, as discussed under “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare?” above, and the Board further considered that Target Fund shareholders may be subject to higher contractual advisory fees if the Admin-Linked Advisory Arrangement were terminated or if administrative service fees were reduced in the future. The Board also considered that Acquiring Fund shareholders would benefit from the reduced contractual advisory fee rates effective immediately prior to, and contingent upon, the closing of the Reorganization.

Based upon the information received by the Board, including the information and considerations described above, the Board concluded that participation in the proposed Reorganization is in the best interests of the Target Fund and the Acquiring Fund and their respective shareholders, and that proposed Reorganization would result in dilution of the interests of the existing shareholders of the Target Fund or Acquiring Fund. Consequently, the Board approved the Agreement and the proposed Reorganization.

Costs of the Reorganization

The total cost of the Reorganization is estimated to be approximately $155,000, which will be split between Invesco Advisers and the Target Fund, each bearing 50%. The costs of the Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from the Reorganization. These costs are estimates based on currently available information and are subject to change.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

For federal income tax purposes, the Contract Owners are not the shareholders of the Target Fund. Rather, the Participating Insurance Companies and their Accounts are the shareholders. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or as annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for Contract Owners regardless of the tax status of the Reorganization. This is because the Contract Owners are not taxed currently on income or gains realized under such Contracts until such time that the Contract Owners draw on their Contracts. Thus, the federal income tax considerations discussed below generally do not apply to Contract Owners. The following is a general summary of the material U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. The principal federal income tax consequences that are expected to result from the Reorganization are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a direct result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a direct result of the Reorganization;

•	the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of these assets in the hands of the Target Fund immediately before the Reorganization;

•	the holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund;

•

the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund as part of the Reorganization will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•

the holding period of the shares of the Acquiring Fund received by a shareholder of Target Fund as part of the Reorganization will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the closing).

Neither of the Funds has requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Funds upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on the Target Fund, Acquiring Fund, or any Target Fund shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Reorganization. See “WHERE TO FIND ADDITIONAL INFORMATION.”

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Fund shares and the fair market value of the shares of the Acquiring Fund it received. However, in light of the tax-favored status of the shareholders of the Acquiring Fund and the Target Fund, which are the Participating Insurance Companies and their Accounts, failure of the Reorganization to qualify as a tax-free reorganization should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option.

Final Dividend or Other Distributions. Prior to the closing of the Reorganization, the Target Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the Closing Date. However, since shares of the Target Fund must be purchased through separate accounts used to fund variable contracts, it is anticipated that any income dividends or capital gains distributed by the Target Fund will be exempt from current taxation by shareholders if left to accumulate within such separate account.

Repositioning of Portfolio Assets. It is anticipated that a portion of the Target Fund’s portfolio assets will be sold.

A portion of the Target Fund’s portfolio is comprised of securities that are non-transferable due to local market restrictions on the transfer of such securities, and which will be sold prior to the closing of the Reorganization. The sale of these securities is likely to result in the realization of capital gains to the Target Fund, estimated to be approximately $1,300,000 ($0.22 per share or 1.7% of the net asset value of the Target Fund).

Target Fund	Estimated % of Target Fund Assets to be Sold (as of September 30, 2025)	Estimated $ Value of Target Fund Assets to be Sold (in millions)	Estimated Transaction Costs	Transaction Cost as % of Target Fund Net Assets	Anticipated Capital Gain Distribution per share of Target Fund Net Assets(1) (as of September 30, 2025)	Anticipated Capital Gain Distribution as a % of Target Fund Net Assets(1)
Invesco V.I. Global Core Equity Fund	4%	$3,200,000	$1,600	0.0021%	$0.22	1.7%

The Reorganization will also result in the sale of approximately 51% the value of the Target Fund’s assets as of September 30, 2025, following the Reorganization. . The sale of such securities is likely to result in the realization of capital gains to the Acquiring Fund, estimated to be approximately $6,200,000 ($0.13 per share or 0.3% of the net asset value of the pro forma combined Acquiring Fund), which would be distributed to shareholders. Please see “ADDITIONAL INFORMATION ABOUT THE FUNDS – Repositioning Costs” above for information regarding the anticipated portfolio transaction costs.

Taking into account the Target Fund’s respective net unrealized appreciation or depreciation in portfolio assets on a tax basis and the capital loss position of the Fund as of such date shown in the table below, it is anticipated that the sale of portfolio assets after the closing of the Reorganization may result in capital gain distributions to shareholders as indicated:

Target Fund Name	Estimated % of Target Fund Assets to be Repositioned (as of September 30, 2025)	Estimated $ Value of Target Fund Assets to be Repositioned	Estimated Transaction Costs	Transaction Cost as % of Target Fund Net Assets	Transaction Cost as % of Combined Acquiring Fund Net Assets	Anticipated Capital Gain Distribution per share of Combined Acquiring Fund Net Assets (as of September 30, 2025)	Anticipated Capital Gain Distribution as a % of Combined Acquiring Fund Net Assets
Invesco V.I. Global Core Equity Fund	51%	$40,000,000	$397,000	0.509%	0.02%	$0.13	0.3%

The amount of any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including the Target Fund’s net unrealized appreciation in the value of its portfolio assets at that time. However, since shares of the Funds must be purchased through separate accounts used to fund variable contracts, it is anticipated that any income dividends or capital gains distributed by the Funds will be exempt from current taxation by shareholders if left to accumulate within such separate account. Transaction costs also may be incurred due to the repositioning of the portfolio. Please see “Repositioning Costs” for information regarding the anticipated portfolio transaction costs.

General Limitation on Capital Losses. Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the Acquiring Fund will succeed to the capital loss carryovers, if any, of the Target Fund upon the closing of the Reorganization for federal income tax purposes. Capital losses of a Fund may be carried forward indefinitely to offset future capital gains. The capital loss carryovers of both Funds will be available to offset future gains recognized by the combined Acquiring Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Acquiring Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in the Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has net unrealized built-in gains at the time of the Reorganization that are realized by the combined Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. As of September 30, 2025, the Target Fund had no capital loss carryovers.

Appreciation in Value of Investments. Shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Fund. As a result, shareholders of the Target Fund may receive a greater amount of distributions than they would have if the Reorganization had not occurred. In addition, if the Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have had if the Reorganization had not occurred. Please see the chart below for the unrealized appreciation in value of investments as a percentage of NAV for the Reorganization.

Target Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Acquiring Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Approximate Unrealized Appreciation or (Depreciation) as a % of NAV on a combined basis
Invesco V.I. Global Core Equity Fund	24%	Invesco V.I. Global Fund	58%	56%

For federal income tax purposes, the Participating Insurance Companies (rather than the Contract Owners) are treated as shareholders of the Target Fund. Contract Owners should ask their own tax advisors for more information on their own tax situation, including state and local tax consequences.

VOTING INFORMATION

Proxy Statement/Prospectus

We are sending you this Proxy Statement/Prospectus and the enclosed proxy card/voting instruction card because (1) the Board is soliciting proxies from the Participating Insurance Companies and any other direct owners of Target Fund shares and (2) the Participating Insurance Companies are soliciting your voting instructions on how to vote shares of the Target Fund attributable to your variable annuity contract or variable life insurance policy at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by attending the Meeting in person and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

As discussed above, shares of the Target Fund are generally offered only to insurance company separate accounts as investment options under their variable annuity contracts or variable life insurance policies. Accordingly, as of [January 14], 2026 (the “Record Date”), shares of the Target Fund were held by insurance company separate accounts. Contract Owners have the right to instruct the insurance company on how to vote the shares related to their interests through their contracts (i.e., “pass-through voting”). If you complete and sign the voting instruction card, the shares attributable to your Contract will be voted as you instruct. If you sign the voting instruction card without otherwise indicating a vote, the shares attributable to your Contract will be voted “FOR” the approval of the proposed Reorganization. If you do not return a voting instruction card at all, the shares attributable to your Contract will be voted in the same proportion as shares for which instructions have been received from other Contract Owners of your insurance company. The effect of this proportional voting is that Contract Owners representing a small number of Target Fund shares may determine the outcome of the vote on the Reorganization. Contract Owners should contact their insurance company for information about any applicable deadline for providing voting instructions to such insurance company. To provide voting instructions, you may simply complete, sign and return the enclosed voting instruction card or provide voting instructions by telephone or through a website established for that purpose as provided by your insurance company.

This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card/voting instruction card are expected to be mailed on or about [February 6], 2026 to all shareholders entitled to vote. Shareholders of record of the Target Fund as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Fund on [January 14], 2026 can be found at Exhibit A. Each Contract Owner is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. The number of votes that a Contract Owner may cast when providing voting instructions is determined by applying the Contract Owner’s percentage interest in the Target Fund to the total number of votes attributable to the Target Fund.

Insurance companies and their separate accounts are the shareholders of the Target Fund. Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing at the address of the Target Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder attends the Meeting, the shareholder may withdraw the proxy and vote at the Meeting.

If you are a Contract Owner, you may revoke your voting instructions by sending a written notice to the applicable Participating Insurance Company expressly revoking your instructions, or by signing and forwarding to the Participating Insurance Company later-dated voting instructions. You may also attend the Meeting. Contract Owners should contact their Participating Insurance Company for further information on how to revoke previously submitted voting instructions, including any applicable deadlines. Please see your Contract prospectus for information on how to contact your Participating Insurance Company.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholder meeting of the Target Fund. For the Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy. The presence of Participating Insurance Companies that own at least one-third of the Target Fund’s outstanding shares in person or by proxy at the Meeting will be sufficient to constitute a quorum, whether or not such Companies have received voting instructions for all such shares.

As discussed above, shares of the Target Fund are generally offered only to Participating Insurance Company Accounts as investment options under their Contracts. Accordingly, as of the Record Date, shares of the Target Fund were only held by such Accounts. Contract Owners have the right to instruct their Participating Insurance Company on how to vote the shares attributable to their Contracts, as described more fully above.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

Vote Necessary to Approve the Agreement

The Board has unanimously approved the Agreement, subject to shareholder approval. Shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Target Fund.

Abstentions are counted as present but are not considered votes cast at the Meeting. Abstentions therefore will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of the Target Fund.

Proxy Solicitation

The Target Fund has engaged the services of Computershare, Inc. (operating through its Computershare Fund Services Division) (“CFS” or “Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “THE PROPOSED REORGANIZATION — Costs of the Reorganization” section of this Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Fund or the Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Fund’s officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.

Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

Other Meeting Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Proxy Statement/Prospectus. Under the Target Fund’s bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address and percent ownership of each person who, as of [January 14], 2026, to the knowledge of the Target Fund and Acquiring Fund, owned 5% or more of the outstanding shares of a class of the Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.

As of [January 14], 2026, to the knowledge of the Target Fund and the Acquiring Fund, [the percentage of shares of each class of the Target Fund and the Acquiring Fund owned by the Trustees and executive officers of the Trust as a group did not exceed one percent of such class of the Fund].

OTHER MATTERS

Capitalization

The following tables, which are unaudited, set forth for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Target Fund. The pro forma capitalization column in the table assumes that the Reorganization has taken place. The capitalizations of the Target Fund, the Acquiring Fund and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Pro Forma Adjustments[2]	Combined Invesco V.I. Global Fund (pro forma)
Net assets (all classes)[1]	$76,544,734	$1,814,791,142	$(77,500)	$1,891,258,376
Series I net assets	$68,923,637	$959,115,124	$(69,784)	$1,027,968,977
Series I shares Outstanding	5,945,860	25,828,704	(4,091,760)[3]	27,682,804
Series I Net Asset Value Per Share	$11.59	$37.13		$37.13
Series II Net Assets	$7,621,097	$855,676,018	$(7,716)	$863,289,399
Series II Shares Outstanding	654,948	24,080,821	(440,597)[3]	24,295,172
Series II Net Asset Value Per Share	$11.64	$35.53		$35.53

[1]	The Target Fund and the Acquiring Fund currently have Series I & Series II shares outstanding.
[2]

The Target Fund is expected to incur an estimated $155,000 in Reorganization costs and will bear 50% of these costs. Invesco will bear the remaining 50% of the Reorganization costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes based on relative net assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the reorganization would have taken place on November 14, 2025.

Dissenters’ Rights

If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

Shareholder Proposals

The Target Fund does not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for the Target Fund, shareholders of the Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

WHERE TO FIND ADDITIONAL INFORMATION

This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports and Forms N-CSR filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the Trust, which contains the Funds’ prospectuses and related SAI, is 811-07452.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Copies of reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be viewed on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

EXHIBIT A

Outstanding Shares of the Target Fund

As of [January 14], 2026, each class of the Target Fund had the following number of shares outstanding:

Target Fund/Share Classes	Number of Shares Outstanding
Invesco V.I. Global Core Equity Fund – Series I	[	]
Invesco V.I. Global Core Equity Fund – Series II	[	]

A-1

EXHIBIT B

Ownership of the Target Fund

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of [January 14], 2026, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. The percentage of the Acquiring Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

Name and Address	Fund	Class of Shares	Number of Shares Owned		Percent Owned of Record*
[ ]	Invesco V.I. Global Core Equity Fund	Series I	[	]	[	]%
[ ]	Invesco V.I. Global Core Equity Fund	Series II	[	]	[	]%

*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

B-1

EXHIBIT C

Ownership of the Acquiring Fund

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of [January 14], 2026, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. The percentage of the Acquiring Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

Name and Address	Fund	Class of Shares	Number of Shares Owned		Percent Owned of Record*
[ ]	Invesco V.I. Global Fund	Series I	[	]	[	]%
[ ]	Invesco V.I. Global Fund	Series II	[	]	[	]%

*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

C-1

EXHIBIT D

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is adopted as of this 9th day of December 2025 by and among (i) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“AVIF”), on behalf of its series identified on Exhibit A hereto (the “Target Fund”); (ii) AVIF, on behalf of its series identified on Exhibit A hereto (the “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for the Acquiring Fund and the Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.1) of the Target Fund in exchange for the corresponding class of shares of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”);

WHEREAS, AVIF is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to the Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATION

1.1. Provided that all conditions precedent to the Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the other, AVIF agrees to take the following steps with respect to the Reorganization, the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.1(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.1(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended and the rules and regulations promulgated thereunder (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 3.1 (collectively, “Assets”), but excluding any assets set forth in Schedule 1.1(b) (collectively, “Excluded Assets”). For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Fund and the Acquiring Fund shall have no rights thereunder.

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, the “Liabilities”). If prior to the Closing Date AVIF identifies a liability that should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by AVIF at Closing and attached to this Agreement as Schedule 1.1(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of the Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) The Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.1(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date in accordance with the Valuation Time in Section 2.1(a). At the Closing, any outstanding certificates representing shares of the Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.

(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(g) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1. With respect to the Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by AVIF’s board of trustees (“Valuation Time”). On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 pm (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of such class of the Acquiring Fund as of the close of business on the Closing Date.

(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund. All Acquiring Fund shares delivered to the Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3.	CLOSING AND CLOSING DATE

3.1. The Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree (the “Closing Date”). All acts taking place at the closing of the Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 pm Eastern time or the finalization of the Target Fund’s and Acquiring Fund’s net asset value on the Closing Date of the Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of the Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2. With respect to the Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry or other customary established transfer procedures, in accordance with the customary practices of the Custodian and any securities depository in the country or market in which the transaction occurs (as defined in Rule 17f-4 under the 1940 Act) in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.

(b) AVIF shall direct the Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, AVIF will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) AVIF shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of AVIF, or the authorized officers of AVIF, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. With respect to the Reorganization, AVIF, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:

(a) AVIF is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under AVIF’s governing documents (including bylaws), as applicable (“Governing

Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder, and the Target Fund is a duly established and designated separate series of AVIF;

(b) AVIF is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder (the “1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and AVIF of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations promulgated thereunder (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;

(d) Except as disclosed to AVIF, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and, to the actual knowledge of the Target Fund, each prospectus and statement of additional information and shareholder reports of the Target Fund (including its predecessor fund, if any) used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act do not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are segregated as margin for the Target Fund’s derivative positions, subject to such segregation and liens that apply to such Assets);

(g) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of AVIF’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or AVIF is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or AVIF is a party or by which it is bound;

(h) Except as set forth on Schedule 4.1(h), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s actual knowledge, threatened against the Target Fund or AVIF, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement;

(i) The financial statements of the Target Fund (including its predecessor fund, if any) for the Target Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. To the actual knowledge of the Target Fund (including its predecessor fund, if any), such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(k) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund (including its predecessor fund, if any) required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s actual knowledge, no such Return is currently under audit and no such audit has been threatened by any federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the financial statements of the Target Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s actual knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(l) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund (including its predecessor fund, if any) has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund (including its predecessor fund, if any) has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on before the Closing Date. The Target Fund (including its predecessor fund, if any) has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it. The Target Fund (including its predecessor fund, if any), with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as a funding vehicle for variable contracts (life insurance or annuity), has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. No variable contract holder is or will be taxable on the income and gains of the Target Fund pursuant to the investor control doctrine solely as a result of the manner in which the Target Fund has been managed and its business has been conducted. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, will declare on or prior to the Valuation Time on the Closing Date to the shareholders of the Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the

Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;

(m) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by AVIF, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(n) AVIF, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of AVIF and, subject to the approval of the shareholders of the Target Fund (only with respect to any obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(p) AVIF is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q) The Target Fund has no unamortized or unpaid organizational fees or expenses;

(r) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of the Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(s) The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date; and

(t) The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself. The Target Fund (including its predecessor fund, if any) is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(t) with respect to certain state Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes).

4.2. With respect to the Reorganization, AVIF, on behalf of the Acquiring Fund, represents and warrants to the Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of AVIF, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b) AVIF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d) The registration statement on Form N-14 (the “N-14 Registration Statement”) and any other prospectus and/or statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of AVIF’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or AVIF is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or AVIF is a party or by which it is bound;

(g) Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s actual knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement;

(h) The financial statements of the Acquiring Fund (including its predecessor fund, if any) for the Acquiring Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. To the actual knowledge of the Acquiring Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i) Since the last day of the Acquiring Fund’s (including its predecessor fund, if any) most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(j) On the Closing Date, all material Tax Returns of the Acquiring Fund (including its predecessor fund, if any) required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s actual knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Acquiring Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements;

(k) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. The Acquiring

Fund (including its predecessor fund, if any), with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as a funding vehicle for variable contracts (life insurance or annuity), has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. No variable contract holder is or will be taxable on the income and gains of the Acquiring Fund pursuant to the investor control doctrine solely as a result of the manner in which the Acquiring Fund has been managed and its business has been conducted;

(l) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by AVIF and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(m) AVIF, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of AVIF, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by AVIF;

(o) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(p) AVIF is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(q) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by IAI or its affiliates.

4.3. With respect to the Reorganization, AVIF, on behalf of the Target Fund and the Acquiring Fund, represents and warrants as follows:

(a) For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that each Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject; and

(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1. With respect to the Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its commercially reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) AVIF will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein. In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting may be postponed or adjourned as permitted under AVIF’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for such period as is mutually agreed upon by the parties.

(c) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.

(d) AVIF, on behalf of the Target Fund, will provide the Acquiring Fund with (i) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (ii) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice President to the best of their actual knowledge and belief, (iii) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (iv) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “ASC 740-10-25 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(e) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(f) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.1(d) hereof.

(g) If reasonably requested by the Acquiring Fund, AVIF, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

(h) The Acquiring Fund and the Target Fund shall each use their commercially reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(i) It is the intention of the parties that the Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation, the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(k) AVIF, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (i) the federal, state and local income Tax Returns filed by or on behalf of the Target Fund (including its predecessor fund, if any) for the prior three (3) taxable years; and (ii) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (1) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (2) legal or Tax opinions.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1. With respect to the Reorganization, the obligations of AVIF, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, AVIF’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and AVIF contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) AVIF shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement; and

(c) AVIF and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by AVIF and the Acquiring Fund, on or before the Closing Time.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1. With respect to the Reorganization, the obligations of AVIF, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of AVIF and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) AVIF shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) If requested by the Acquiring Fund, AVIF, on behalf of the Target Fund, shall have delivered to the Acquiring Fund (i) a statement of the Target Fund’s Assets, a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of AVIF, (ii) the Target Fund Shareholder Documentation, (iii) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, (iv) the ASC 740-10-25 Workpapers, (v) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (vi) a statement of earnings and profits as provided in Section 5.1(g);

(d) AVIF shall have delivered to the Acquiring Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;

(e) The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, each duly executed by an authorized officer of the Custodian, an authorized officer of the Target Transfer Agent or the Treasurer of AVIF, as applicable;

(f) AVIF and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by AVIF and the Target Fund, on or before the Closing Time;

(g) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;

(h) AVIF, on behalf of the Target Fund, shall have duly executed and delivered to the Acquiring Fund such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as AVIF may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor; and

(i) AVIF shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; and (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, AVIF shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. With respect to the Target Fund, this Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of AVIF’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. This Agreement and transactions contemplated herein shall have been approved by the board of trustees of AVIF. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2.

8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to AVIF’s actual knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, or the transactions contemplated herein;

8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best actual knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.6. AVIF (on behalf of the Target Fund and Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) in form and substance reasonably acceptable to AVIF, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of AVIF and others, and the officers of AVIF shall use their commercially reasonable best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code. Notwithstanding anything herein to the contrary, AVIF may not waive the conditions set forth in this Section 8.6.

9.	EXPENSES

9.1. IAI and AVIF will each bear 50% of the costs associated with the Reorganization.

10.	FINAL TAX RETURNS AND FORMS 1099 OF THE TARGET FUND

10.1. After the Closing Date, except as otherwise agreed to by the parties, AVIF shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by AVIF with respect to the Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties hereto.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 9.1 hereof, shall bind only the property of the Target Fund or Acquiring Fund as provided in the Governing Documents of AVIF. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.		AIM Variable Insurance Funds (Invesco Variable Insurance Funds), on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

EXHIBIT A

CHART OF REORGANIZATION(S)

ACQUIRING FUND (AND SHARE CLASSES)	TARGET FUND (AND TARGET SHARE CLASSES)	CLOSING DATE
Invesco V.I. Global Fund, a series of AVIF	Invesco V.I. Global Core Equity Fund, a series of AVIF	April 24, 2026
Series I	Series I
Series II	Series II

Schedule 1.1(b)

Excluded Assets

[None]

Schedule 1.1(c)

Excluded Liabilities

[None]

Schedule 4.1(h)

Target Fund Litigation, Administrative Proceedings and Investigations

[None]

Schedule 4.1(u)

Target Fund Tax Returns

[None]

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

[None]

Schedule 8.6

Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in this Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of this Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT E

Financial Highlights

UNAUDITED

The financial highlight tables are intended to help you understand the Target Fund’s and the Acquiring Fund’s financial performance for the past five fiscal years and are included in the Target Fund’s and the Acquiring Fund’s prospectuses which are each incorporated herein by reference. The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period for the Target Fund and the Acquiring Fund, which are unaudited. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Target Fund – Invesco V.I. Global Core Equity Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/2025	$11.07	$0.03	$0.93	$0.96	$—	$—	$—	$12.03	8.67%	$68,363	0.96	%(d)	0.96	%(d)	0.54	%(d)	45%
Series II
Six months ended 06/30/2025	11.11	0.02	0.93	0.95	—	—	—	12.06	8.55	7,688	1.21	(d)	1.21	(d)	0.29	(d)	45

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

E-1

Financial Highlights

UNAUDITED

The financial highlight tables are intended to help you understand the Target Fund’s and the Acquiring Fund’s financial performance for the past five fiscal years and are included in the Target Fund’s and the Acquiring Fund’s prospectuses which are each incorporated herein by reference. The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period for the Target Fund and the Acquiring Fund, which are unaudited. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Acquiring Fund – Invesco V.I. Global Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Series I
Six months ended 06/30/2025	$39.99	$0.04	$3.13	$3.17	$—	$—	$—	$43.16	7.93%	$953,743	0.81	%(d)	0.81	%(d)	0.22	%(d)	12%
Series II
Six months ended 06/30/2025	38.66	(0.01)	3.02	3.01	—	—	—	41.67	7.79	871,185	1.06	(d)	1.06	(d)	(0.03	)(d)	12

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

E-2

Part B

STATEMENT OF ADDITIONAL INFORMATION

[January 29], 2026

to the

Registration Statement on Form N-14 Filed by:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

On behalf of Invesco V.I. Global Fund

11 Greenway Plaza, Suite 110

Houston, Texas 77046-1173

1-800-959-4246

Relating to the [April 13], 2026 Special Meeting of Shareholders of Invesco V.I. Global Core Equity Fund

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [January 29, 2026] relating specifically to the Special Meeting of Shareholders of Invesco V.I. Global Core Equity Fund to be held on [April 13, 2026] (the “Proxy Statement/Prospectus”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by calling 1-800-959-4246. You can also access this information at www.invesco.com/us.

General Information

This Statement of Additional Information relates to (a) the proposed transfer of the assets and assumption of liabilities of the Target Fund identified below (the “Target Fund”) by the Acquiring Fund (the “Acquiring Fund”) in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the corresponding class to the shareholders of the Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.

Target Fund	Acquiring Fund
Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund

The Target Fund and the Acquiring Fund are each a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1. Statement of Additional Information dated April 30, 2025 for AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with respect to Invesco V.I. Global Core Equity Fund and Invesco V.I. Global Fund (“V.I. Funds SAI”) (filed via EDGAR on April 29, 2025, Accession No. 0001104659-25-04091).

2. Supplement dated September  17, 2025 to the V.I. Funds SAI with respect to Invesco V.I. Global Core Equity Fund and Invesco V.I. Global Fund (filed via EDGAR on September  17, 2025, Accession No. 0001193125-25-206235).

3. Supplement dated December  10, 2025 to the V.I. Funds SAI with respect to Invesco V.I. Global Core Equity Fund and Invesco V.I. Global Fund (filed via EDGAR on December 10, 2025, Accession No. 0001193125-25-314103.

4. The unaudited financial statements included in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Form N-CSR for the fiscal period ended June 30, 2025, with respect to Invesco V.I. Global Core Equity Fund and Invesco V.I. Global Fund (filed via EDGAR on August 22, 2025, Accession No. 000896435-25-000003).

5. The audited financial statements and related report of the independent public accounting firm included in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Form N-CSR for the fiscal year ended December 31, 2024, with respect to Invesco V.I. Global Core Equity Fund and Invesco V.I. Global Fund (filed via EDGAR on February 21, 2025, Accession No. 0001145549-25-028120).

Supplemental Financial Information

A table showing the fees and expenses of the Acquiring Fund and the Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in “Expense Tables and Expense Examples” in the Proxy Statement/Prospectus. The Acquiring Fund will be the Accounting Survivor in the Reorganization.

The Reorganization will not result in a material change to the Target Fund’s investment portfolios due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of the Target Fund modified to show the effects of such change is not required and is not included.

There are no material differences in the accounting, valuation and tax policies of the Target Fund as compared to those of the Acquiring Fund.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT
PO Box 43131 Providence, RI 02940-3131	EASY VOTING OPTIONS:

VOTE ON THE INTERNET Log on to: [www.proxy-direct.com] or scan the QR code Follow the on-screen instructions available 24 hours

VOTE BY TELEPHONE Call [1-866-298-8476] Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date your Proxy Card and return it in the postage-paid envelope

Please detach at perforation before mailing.

INVESCO V.I. GLOBAL CORE EQUITY FUND

VOTING INSTRUCTION CARD SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)

VOTING INSTRUCTION CARD FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON APRIL 13, 2026

The undersigned, revoking prior voting instruction cards, hereby appoints the above-named insurance company (the “Insurance Company”) to vote all shares of the Invesco V.I. Global Core Equity Fund in which the undersigned had an interest as a contract owner on the record date at the Special Meeting of Shareholders of the Fund to be held at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173 on April 13, 2026 at [1:00 p.m.], Central Time, or at any adjournment or postponement thereof. Receipt of the related Proxy Statement/Prospectus and accompanying Notice of the Special Meeting that describes the matters to be considered and voted on is hereby acknowledged.

IF YOU FAIL TO RETURN THIS VOTING INSTRUCTION CARD, DEPENDING ON YOUR SEPARATE ACCOUNT, THE INSURANCE COMPANY WILL VOTE ALL SHARES OF THE FUND ATTRIBUTABLE TO YOUR ACCOUNT VALUE IN PROPORTION TO THE VOTES OF CONTRACT OWNERS ALLOCATING ASSETS TO SUCH FUND FOR WHICH VOTING INSTRUCTIONS ARE RECEIVED BY THE INSURANCE COMPANY.

IF THIS VOTING INSTRUCTION CARD IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO THE PROPOSAL INCLUDED IN THE PROXY STATEMENT/PROSPECTUS, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST “FOR” THE PROPOSAL.

THE INSURANCE COMPANY IS AUTHORIZED TO VOTE IN ITS DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING

NOTE: If you vote by telephone or on the Internet, please do NOT return your Voting Instruction Card.

VOTE VIA THE INTERNET: [ www.proxy-direct.com] VOTE VIA THE TELEPHONE: [1-866-298-8476]

INV_32540_082523_VI

PLEASE VOTE VIA INTERNET OR TELEPHONE OR MARK, SIGN, DATE ON THE REVERSE SIDE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

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EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

VOTE THIS VOTING INSTRUCTION CARD TODAY!

Important Notice Regarding the Availability of Proxy Materials for the

Special Meeting of Shareholders to Be Held on April 13, 2026

The Proxy Statement/Prospectus for this meeting is available at: [https://www.proxy-direct.com/inv-]

Please detach at perforation before mailing.

This voting instruction card is solicited on behalf of the Board. The Board unanimously recommends voting “FOR” the Proposal.

TO VOTE, MARK A BOX BELOW IN BLUE OR BLACK INK. EXAMPLE: ☒

A	Proposal

	FOR	AGAINST	ABSTAIN
1. To approve an Agreement and Plan of Reorganization that provides for the reorganization of Invesco V.I. Global Core Equity Fund into Invesco V.I. Global Fund.	☐	☐	☐

B	Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below

Note:	Please sign exactly as your name(s) appear(s) on this Voting Instruction Card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, guardian, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.

Date (mm/dd/yyyy) — Please print date below	Signature 1 — Please keep signature within the box	Signature 2 — Please keep signature within the box
/ /

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xxxxxxxxxxxxxx	INV2 33540	xxxxxxxx

PART C

OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fifth Amended and Restated Agreement and Declaration of Trust and Article VIII of its Bylaws, and are hereby incorporated by reference. See Items 28(a) and (b) above. Under the Fifth Amended and Restated Agreement and Declaration of Trust, dated September 20, 2022, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $50,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Management S.A. (through its assumptions of the duties and obligations of Invesco Asset Management Deutschland GmbH under the Sub-Advisory Contract), Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Agreements with Invesco Capital Management LLC and OppenheimerFunds, Inc. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1) (a)	(1) Fifth Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 20, 2022.(32)

(2) Amendment No. 1, dated April 29, 2024, to the Fifth Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 20, 2022.(32)

(3) Amendment No. 2, dated April 30, 2025, to the Fifth Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 20, 2022.(32)

(2)	By-Laws of Registrant, dated effective September 20, 2022.(19)

(3)	Voting Trust Agreements - None

(4)	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated January [ ], 2026 is attached as Exhibit D to the Proxy Statement/Prospectus contained in the Registration Statement.

(5)	Articles II, VI, VII, VIII and IX of the Fifth Amended and Restated Agreement and Declaration of Trust and Articles IV, V and VI of the By-Laws, define rights of holders of shares.

(6) (a)	(1) Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(12)

(2) Amendment No. 1, dated April 30, 2021, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(12)

(3) Amendment No. 2, dated August 2, 2021, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(13)

(4) Amendment No. 3, dated April 29, 2022, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(15)

(5)Amendment No. 4, dated April 29, 2024, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(27)

(6) Amendment No. 5, dated July 1, 2024, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(32)

(7) Amendment No. 6, dated September 10, 2024, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(32)

(8) Amendment No. 7, dated December 11, 2024, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(32)

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(b)	(1) Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(12)

(2) Amendment No. 1, dated April 30, 2021, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(12)

(3) Amendment No. 2, dated August 2, 2021, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(15)

(4) Amendment No. 3, dated April 29, 2022, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(19)

(5) Amendment No. 4, dated April 29, 2024, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(27)

(6) Amendment No. 5, dated September 10, 2024, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(32)

(7) Amendment No. 6, dated December 11, 2024, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(32)

(8) Amendment and Assumption Agreement between Invesco Advisers, Inc., on behalf of Registrant, and Invesco Management S.A. (through its assumption of the duties and obligations of Invesco Asset Management Deutschland GmbH under the Sub-Advisory Contract) dated September 11, 2025.(*)

(c)	(1) Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (7)

(2) Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (6)

(3) Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (6)

(4) Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (6)

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(5) Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (9)

(6) Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (10)

(7) Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (12)

(8) Amendment No. 7, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (13)

(9) Amendment No. 8, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020.(15)

(10) Amendment No. 9, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (16)

(11) Amendment No. 10, dated April 29, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (16)

(12) Amendment No. 11, dated September 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (17)

(13) Amendment No. 12, dated January 23, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (18)

(14) Amendment No. 13, dated February 21, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (18)

(15) Amendment No. 14, dated April, 24, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (20)

(16) Amendment No. 15, dated June 14, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (20)

(17) Amendment No. 16, dated September 21, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (22)

(18) Amendment No. 17, dated December 1, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (23)

(19) Amendment No. 18, dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (23)

(20) Amendment No. 19, dated April 29, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (26)

(21) Amendment No. 20, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (29)

(22) Amendment No. 21, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (31)

(23) Amendment No. 22, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (31)

(24) Amendment No. 23, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (31)

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(25) Amendment No. 24, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (31)

(26) Amendment No. 25, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (32)

(d)	(1) Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (6)

(2) Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (6)

(3) Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (6)

(4) Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (6)

(5) Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (9)

(6) Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (10)

(7) Amendment No. 6, dated March 31, 2021, to the Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (12)

(8) Amendment No. 7, dated August 2, 2021, to the Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (13)

(9) Amendment No. 8, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (16)

(10) Amendment No. 9, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (16)

(11) Amendment No. 10, dated April 29, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (16)

(12) Amendment No. 11, dated September 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (17)

(13) Amendment No. 12, dated January 23, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (18)

(14) Amendment No. 13, dated February 21, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (18)

(15) Amendment No. 14, dated April 24, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (20)

(16) Amendment No. 15 dated March 16, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (22)

(17) Amendment No. 16 dated September 21, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (22)

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(18) Amendment No. 17 dated December 1, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (23)

(19) Amendment No. 18 dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (23)

(20) Amendment No. 19 dated April 29, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (26)

(21) Amendment No. 20, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (29)

(22) Amendment No. 21, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (31)

(23) Termination Agreement dated December 25, 2024, with respect to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (31)

(e)	(1) Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (7)

(2) Amendment No. 1, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (18)

(3) Amendment No. 2, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (12)

(4) Amendment No. 3, dated April 23, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (12)

(5) Amendment No. 4, dated March 16, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (22)

(6) Amendment No. 5, dated December 1, 2023, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(23)

(7) Amendment No. 6, dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(23)

(8) Amendment No. 7, dated April 29, 2024, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(26)

(9) Amendment No. 8, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(29)

(10) Amendment No. 9, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(31)

(11) Amendment No. 10, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(31)

(12) Amendment No. 11, dated December 11, 2024, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(31)

(7) (a)	(1) Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (7)

6

(2) Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (6)

(3) Amendment No. 2, dated September 4, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (6)

(4) Amendment No. 3, dated October 9, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (15)

(5) Amendment No. 4, dated December 22, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (8)

(6) Amendment No. 5, dated February 18, 2021, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (10)

(7) Amendment No. 6, dated March 31, 2021, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (12)

(8) Amendment No. 7, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (13)

(9) Amendment No. 8, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (16)

(10) Amendment No. 9, dated February 28, 2022, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (16)

(11) Amendment No. 10, dated April 29, 2022, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (16)

(12) Amendment No. 11, dated September 28, 2022, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (17)

(13) Amendment No. 12, dated January 23, 2023, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (18)

(14) Amendment No. 13, dated February 10, 2023, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (17)

(15) Amendment No. 14, dated February 21, 2023, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (17)

(16) Amendment No. 15, dated April 24, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (20)

(17) Amendment No. 16, dated June 14, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, between the Registrant and Invesco Distributors, Inc. (20)

(18) Amendment No. 17, dated September 21, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (22)

(19) Amendment No. 18, dated December 1, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (23)

(20) Amendment No. 19, dated December 19, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (23)

(21) Amendment No. 20, dated December 19, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (23)

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(22) Amendment No. 21, dated April 29, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (26)

(23) Amendment No. 22, dated August 28, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (29)

(24) Amendment No. 23, dated September 10, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (32)

(25) Amendment No. 24, dated September 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (31)

(26) Amendment No. 25, dated September 10, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (31)

(27) Amendment No. 26, dated December 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (31)

(28) Amendment No. 27, dated December 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (31)

(29) Amendment No. 28, dated December 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (31)

(30) Amendment No. 29, dated December 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (32)

(8) (a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013. (3)

(b)	Form of Invesco Funds Trustee Deferred Compensation Agreement for Registrant’s Non-Affiliated Directors, as approved by the Board of Directors/Trustees on December 31, 2011. (4)

(c)	Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement. (5)

(9) (a)	Master Custodian Agreement, dated June 1, 2018, between Registrant and State Street Bank and Trust Company. (11)

(b)	Custody Agreement, dated August 30, 2018 between Registrant and The Bank of New York. (14)

(c)	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc. (1)

(10) (a)	(1) Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (16)

(2) Amendment No. 1, dated September 28, 2022, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (16)

(3) Amendment No. 2, dated January 23, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (16)

(4) Amendment No. 3, dated February 10, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (16)

(5) Amendment No. 4, dated April 24, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (21)

(6) Amendment No. 5 dated March 16, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (24)

8

(7) Amendment No. 6 dated September 21, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (24)

(8) Amendment No. 7 dated December 19, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (25)

(9) Amendment No. 8, dated April 29, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (28)

(10) Amendment No. 9, dated August 28, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (28)

(11) Amendment No. 10, dated September 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (29)

(12) Amendment No. 11, dated September 10, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (29)

(13) Amendment No. 12, dated September 10, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (31)

(14) Amendment No. 13, dated December 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (31)

(15) Amendment No. 14, dated December 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (31)

(16) Amendment No. 15, dated December 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (31)

(17) Amendment No. 16, dated December 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (32)

(b)	Amended and Restated Multiple Class Plan of The Invesco Family of Funds, effective March 26, 2024. (26)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP. (*)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

(13) (a)	(1) Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (12)

(2) Amendment No. 1, dated April 30, 2021, to the Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (12)

(3) Amendment No. 2, dated August 2, 2021, to the Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (13)

(4) Amendment No. 3, dated April 29, 2022, to the Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (15)

(5) Amendment No. 4, dated April 29, 2024, to the Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(27)

(6) Amendment No. 5, dated September 10, 2024, to the Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(32)

9

(7) Amendment No. 6, dated December 11, 2024, to the Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(32)

(b)	(1) Second Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc. (12)

(2) Amendment No. 1, dated July 1, 2021, to the Second Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc.(14)

(3) Notice to the Transfer Agent dated August 2, 2021, to the Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Service, Inc. (13)

(c)	Form of Participation Agreement. (6)

(d)	Agreement and Plan of Reorganization, dated December 7, 1999, between Registrant and AIM Variable Insurance Funds. (4)

(e)	Fourth Amended and Restated Interfund Loan Agreement, dated April 30, 2010, between Registrant and Invesco Advisers, Inc. (2)

(f)	Memorandum of Agreement, dated December 10, 2024, regarding advisory fee waivers and affiliated money market fund waivers, between Registrant and Invesco Advisers, Inc. (29)

(g)	Memorandum of Agreement, dated August 22, 2025, regarding expense limitations between Registrant (on behalf of certain Funds) and Invesco Advisers, Inc. (33)

(14)	Consent of PricewaterhouseCoopers LLP. (*)

(15)	Omitted - Financial Statements.

(16)	Power of Attorney. (*)

(17)	(1) Code of Ethics and Personal Trading Policy for North America, dated January 2025, relating to Invesco Advisers, Inc., Invesco Canada Ltd., Invesco Senior Secured Management and Invesco Capital Management, LLC. (30)

(2) Code of Ethics and Personal Trading Policy for EMEA dated January 2025, relating to Invesco Asset Management Limited and Invesco Asset Management Deutschland (GmbH). (30)

(3) Code of Ethics and Personal Trading Policy for APAC, dated January 2025, relating to Invesco Asset Management (Japan) Limited, and Invesco Hong Kong Limited. (30)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

(2)	Incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 61, filed electronically on April 24, 2014.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 63, filed electronically on February 9, 2015.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 67, filed electronically on April 26, 2016.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 81 filed electronically on April 27, 2020.

(7)	Incorporated by reference to PEA No. 137 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on August 21, 2020.

(8)	Incorporated by reference to PEA No. 191 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 22, 2021.

(9)	Incorporated by reference to PEA No. 101 to AIM International Mutual Funds (Invesco International Mutual Funds) Registration Statement on Form N-1A, filed on February 26, 2021.

(10)	Incorporated by reference to PEA No. 192 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on March 30, 2021.

10

(11)	Incorporated by reference to PEA No. 174 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 27, 2019.

(12)	Incorporated herein by reference to Post-Effective Amendment No. 83 filed electronically on April 29, 2021.

(13)	Incorporated herein by reference to Post-Effective Amendment No. 85 filed electronically on September 7, 2021.

(14)	Incorporated by reference to PEA No. 193 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 25, 2022.

(15)	Incorporated herein by reference to Post-Effective Amendment No. 86 filed electronically on April 28, 2022.

(16)	Incorporated by reference to Post-Effective Amendment No. 105 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 27, 2022.

(17)	Incorporated by reference to Post-Effective Amendment No. 174 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 15, 2022.

(18)	Incorporated by reference to PEA No. 195 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 28, 2023.

(19)	Incorporated herein by reference to Post-Effective Amendment No. 87 filed electronically on April 27, 2023.

(20)	Incorporated by reference to PEA No. 95 to AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) Registration Statement on Form N-1A, filed on June 27, 2023.

(21)	Incorporated by reference to PEA No. 122 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A, filed on August 25, 2023.

(22)	Incorporated herein by reference to Post-Effective Amendment No. 189 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 14, 2023.

(23)	Incorporated by reference to PEA No. 104 to AIM International Mutual Funds (Invesco International Mutual Funds) Registration Statement on Form N-1A, filed on February 27, 2024.

(24)	Incorporated by reference to PEA No. 122 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A, filed on August 25, 2023.

(25)	Incorporated by reference to PEA No. 197 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 27, 2024.

(26)	Incorporated by reference to Post-Effective Amendment No. 198 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A on March 27, 2024.

(27)	Incorporated herein by reference to Post-Effective Amendment No. 88 filed on April 25, 2024.

(28)	Incorporated by reference to PEA No. 105 to AIM International Mutual Funds (Invesco International Mutual Funds) Registration Statement on Form N-1A, filed on October 10, 2024.

(29)	Incorporated by reference to Post Effective Amendment No. 203 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 19, 2024.

(30)	Incorporated by reference to Pre Effective Amendment No. 1 to Invesco Senior Income Trust Registration Statement of Form N-2, filed on February 7, 2025.

(31)	Incorporated by reference to Post-Effective Amendment No. 199 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 27, 2025.

(32)	Incorporated by reference to Post-Effective Amendment No. 89 filed electronically on April 29, 2025.

(33)	Incorporated by reference to PEA No. 109 to AIM International Mutual Funds (Invesco International Mutual Funds) Registration Statement on Form N-1A, filed on August 22, 2025.

(*)	Filed herewith electronically.

Item 17.	Undertakings

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(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

12

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant in the City of Houston and State of Texas on the 10th day of December 2025.

Registrant:	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

/s/ Glenn Brightman
Glenn Brightman, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Glenn Brightman (Glenn Brightman)	President (Principal Executive Officer)	December 10, 2025

/s/ Beth Ann Brown* (Beth Ann Brown)	Trustee	December 10, 2025

/s/ Carol Deckbar* (Carol Deckbar)	Trustee	December 10, 2025

/s/ Cynthia Hostetler* (Cynthia Hostetler)	Trustee	December 10, 2025

/s/ Eli Jones* (Eli Jones)	Trustee	December 10, 2025

/s/ Elizabeth Krentzman* (Elizabeth Krentzman)	Trustee	December 10, 2025

/s/ Jeffrey H. Kupor* (Jeffrey H. Kupor)	Trustee	December 10, 2025

/s/ Anthony J. LaCava, Jr.* (Anthony J. LaCava, Jr.)	Trustee	December 10, 2025

/s/ James Liddy* (James Liddy)	Trustee	December 10, 2025

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	December 10, 2025

/s/ Joel W. Motley* (Joel W. Motley)	Trustee	December 10, 2025

/s/ Edward Perkin* (Edward Perkin)	Trustee	December 10, 2025

SIGNATURES	TITLE	DATE

/s/ Teresa M. Ressel* (Teresa M. Ressel)	Trustee	December 10, 2025

/s/ Douglas Sharp* (Douglas Sharp)	Trustee	December 10, 2025

/s/ Daniel S. Vandivort* (Daniel S. Vandivort)	Trustee	December 10, 2025

/s/ Adrien Deberghes (Adrien Deberghes)	Senior Vice President & Treasurer (Principal Financial Officer)	December 10, 2025

By	/s/ Glenn Brightman
(Glenn Brightman)
Attorney-in-Fact

*	Glenn Brightman, pursuant to power of attorney dated December [10], 2025, filed electronically herewith.

INDEX

Exhibit Number	Description

6(b)(8)	Amendment and Assumption Agreement between Invesco Advisers, Inc., on behalf of Registrant, and Invesco Management S.A. (through its assumption of the duties and obligations of Invesco Asset Management Deutschland GmbH under the Sub-Advisory Contract) dated September 11, 2025.

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP.

(14)	Consent of PricewaterhouseCoopers LLP.

(16)	Power of Attorney.